Earnings/ (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2017		2016		2015
	Basic EPS	Diluted EPS	Basic LPS	Diluted LPS	Basic LPS	Diluted LPS
Net income / (loss)	$3,819	$3,819	$(149,014)	$(149,014)	$(17,531)	$(17,531)
Net income / (loss) available to common stockholders	3,819	3,819	(149,014)	(149,014)	(17,531)	(17,531)

Weighted average number of common shares outstanding	427,333	427,333	1,478	1,478	1,471	1,471
Effect of dilutive shares	-	28	-	-	-	-
Total shares outstanding	427,333	427,361	1,478	1,478	1,471	1,471

Earnings / (Loss) per common share	$8.94	$8.94	$(100,821.38)	$(100,821.38)	$(11,917.74)	$(11,917.74)